Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
For asset derivatives and liability derivatives, the fair value of the Company’s outstanding derivative instruments as of December 31, 2013 and December 31, 2012 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments
Foreign exchange contracts	$3,589	$21,100	$3,924	$3,095
Cross-currency interest rate swaps	58,154	22,415	—	—
	61,743	43,515	3,924	3,095
Derivatives not designated as hedging instruments
Foreign exchange contracts	1,411	3,638	842	1,897
	$1,411	$3,638	$842	$1,897

(*)    Presented as part of other receivables and long term other receivables.
(**)    Presented as part of other payables and long term other payables.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2013 and December 31, 2012 is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments:
Foreign exchange contracts	$13,491	$12,277	$(30,591)	$(15,831)	$(688)	$180

(*)    Presented as part of revenues/cost of sales
(**)    Presented as part of financial income (expenses), net

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The notional amounts of outstanding foreign exchange forward contracts at December 31, 2013 and December 31, 2012, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2013	2012	2013	2012
Euro	$60,076	$60,665	$142,451	$131,696
GBP	22,432	45,262	19,545	28,268
NIS	20,400	386,017	—	—
Other	32,087	4,344	4,682	14,871
	$134,995	$496,288	$166,678	$174,835